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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-00483
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                                Elfun Trusts
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  9/30/04
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

ELFUN TRUSTS

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) -
SEPTEMBER 30, 2004 (UNAUDITED)

                                                                      NUMBER OF
                                                                       SHARES                         VALUE
-------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 96.0%
-------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 17.3%
Carnival Corp.                                                        1,870,000                  $    88,432    (e)
Catalina Marketing Corp.                                                300,000                        6,924    (e)
Comcast Corp. (Class A Special)                                       2,400,000                       67,008    (a)
eBay Inc.                                                               160,000                       14,710    (a)
Home Depot Inc.                                                       2,090,000                       81,928
IAC/InterActiveCorp                                                     670,000                       14,753  (a,e)
Liberty Media Corp. (Series A)                                        9,100,000                       79,352    (a)
Liberty Media International Inc. (Series A)                             640,000                       21,352    (a)
News Corp. Ltd. ADR                                                     300,000                        9,399    (e)
Target Corp.                                                            270,000                       12,218
UnitedGlobalCom Inc. (Class A)                                          300,000                        2,241  (a,e)
                                                                                                     398,317

CONSUMER STAPLES - 2.7%
Colgate-Palmolive Co.                                                   286,670                       12,952
Gillette Co.                                                            280,000                       11,687
PepsiCo Inc.                                                            770,000                       37,460
                                                                                                      62,099

ENERGY - 4.1%
Exxon Mobil Corp.                                                       760,000                       36,731
Schlumberger Ltd.                                                       850,000                       57,213
                                                                                                      93,944

FINANCIALS - 20.8%
AFLAC Inc.                                                              490,000                       19,213
Alleghany Corp.                                                          36,414                        9,937    (a)
American Express Co.                                                    450,000                       23,157
American International Group Inc.                                       920,000                       62,551
Bank of America Corp.                                                   520,000                       22,532
Berkshire Hathaway Inc. (Class B)                                        14,000                       40,194    (a)
Citigroup Inc.                                                        1,930,000                       85,151
Federal National Mortgage Assoc.                                      1,280,000                       81,152
JP Morgan Chase & Co.                                                   370,000                       14,700
Marsh & McLennan Cos. Inc.                                              400,000                       18,304    (e)
SLM Corp.                                                               750,000                       33,450
State Street Corp.                                                    1,600,000                       68,336    (b)
                                                                                                     478,677

HEALTHCARE - 20.1%
Abbott Laboratories                                                     980,000                       41,513
Amgen Inc.                                                              520,000                       29,473    (a)
Cardinal Health Inc.                                                    400,000                       17,508
DENTSPLY International Inc.                                             600,000                       31,164
IMS Health Inc.                                                         410,000                        9,807
Johnson & Johnson                                                     1,375,000                       77,454
Lincare Holdings Inc.                                                 1,580,000                       46,942  (a,e)
Medtronic Inc.                                                          400,000                       20,760
Pfizer Inc.                                                           2,560,000                       78,336
UnitedHealth Group Inc.                                                 430,000                       31,708
WebMD Corp.                                                             375,000                        2,610  (a,e)
Wyeth                                                                 1,520,000                       56,848
Zimmer Holdings Inc.                                                    220,000                       17,389    (a)
                                                                                                     461,512

INDUSTRIALS - 5.8%
CheckFree Corp.                                                         160,000                        4,427  (a,e)
Dover Corp.                                                           1,830,000                       71,132
Equifax Inc.                                                            640,000                       16,871    (e)
Iron Mountain Inc.                                                      125,000                        4,231  (a,e)
Waste Management Inc.                                                 1,370,000                       37,456
                                                                                                     134,117

INFORMATION TECHNOLOGY - 21.1%
Automatic Data Processing Inc.                                          940,000                       38,841
Certegy Inc.                                                          1,050,000                       39,071
Cisco Systems Inc.                                                    1,740,000                       31,494    (a)
Dell Inc.                                                               980,000                       34,888    (a)
First Data Corp.                                                      2,600,000                      113,100    (c)
Intel Corp.                                                           1,600,000                       32,096
Intuit Inc.                                                           1,050,000                       47,670    (a)
Microsoft Corp.                                                       2,320,000                       64,148
Molex Inc. (Class A)                                                  2,200,000                       57,882
Paychex Inc.                                                            340,000                       10,251
Yahoo! Inc.                                                             430,000                       14,581    (a)
                                                                                                     484,022

TELECOMMUNICATION SERVICES - 4.1%
Vodafone Group PLC. ADR                                               3,900,000                       94,029

TOTAL INVESTMENTS IN SECURITIES
(COST $1,394,189)                                                                                  2,206,717

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SHORT-TERM INVESTMENTS - 5.6%
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GEI Short-Term Investment Fund                                       91,541,452                       91,541    (d)
State Street Navigator Securities Lending Prime                      37,006,762                       37,007  (b,f)
Portfolio

TOTAL SHORT-TERM INVESTMENTS
(COST $128,548)                                                                                      128,548

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.6)%                                                  (37,529)


NET ASSETS - 100%                                                                                 $2,297,737
                                                                                                  ----------


NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2004
--------------------------------------------------------------------------------


(a)      Non-income producing security.

(b) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian

(c) At September 30, 2004, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(d) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI short-Term Investment Fund. No Advisory fee is charged by GEAM to the GEI Short-Term Investment nor will the Fund incur any sales charge, redemption fee, distribution fee or service fee in connection with its investments in the GEI Short-Term Investment Fund.

(e)      All or a portion of the security is out on loan.

(f) All or a portion of the security purchased with collateral from securities lending.



Abbreviations:

ADR         American Depositary Receipt


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this reportto be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:   /S/JOHN H. MYERS
      John H. Myers
      Chairman, Elfun Funds

Date:  November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Chairman, Elfun Funds

Date:  November 29, 2004


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, Elfun Funds

Date:  November 29, 2004